UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21132

Short-Term U.S. Government Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Short-Term U.S. Government Portfolio

October 31, 2013

Portfolio of Investments

Mortgage Pass-Throughs — 65.8%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
2.204%, with various maturities to 2037(1)	$4,779	$4,937,433
2.234%, with maturity at 2020(1)	434	443,224
2.343%, with maturity at 2035(1)	4,610	4,726,675
2.421%, with maturity at 2023(1)	1,527	1,574,375
2.452%, with maturity at 2036(1)	5,783	6,140,095
2.901%, with maturity at 2035(1)	3,540	3,758,309
2.951%, with maturity at 2022(1)	256	264,244
2.976%, with maturity at 2034(1)	1,943	2,070,249
3.164%, with maturity at 2032(1)	1,335	1,374,473
3.217%, with maturity at 2025(1)	1,334	1,409,499
3.247%, with maturity at 2029(1)	821	836,632
3.86%, with maturity at 2034(1)	796	867,096
4.085%, with maturity at 2037(1)	3,962	4,317,316
4.328%, with maturity at 2030(1)	1,241	1,352,534
4.50%, with various maturities to 2035	4,672	4,943,011
4.699%, with maturity at 2033(1)	4,746	5,211,260
4.888%, with maturity at 2032(1)	737	788,571
5.00%, with various maturities to 2018	3,063	3,245,763
5.50%, with various maturities to 2018	1,692	1,784,696
6.00%, with various maturities to 2035	6,586	7,395,544
6.50%, with various maturities to 2030	1,425	1,537,448
7.00%, with various maturities to 2035	1,410	1,645,292
7.50%, with various maturities to 2017	204	211,367
8.00%, with various maturities to 2025	206	223,646
9.25%, with maturity at 2017	2	1,750

		$61,060,502

Federal National Mortgage Association:
2.204%, with various maturities to 2035(1)	$6,752	$7,055,078
2.206%, with various maturities to 2037(1)	1,295	1,344,558
2.259%, with maturity at 2031(1)	3,578	3,714,782
2.267%, with maturity at 2040(1)	1,429	1,501,228
2.299%, with maturity at 2031(1)	4,558	4,674,005
2.326%, with maturity at 2018(1)	39	39,601
2.456%, with maturity at 2037(1)	4,674	4,863,707
2.558%, with maturity at 2020(1)	710	727,727
2.61%, with maturity at 2019(1)	1,381	1,421,543
2.675%, with maturity at 2018(1)	298	304,953
2.713%, with maturity at 2029(1)	260	265,821
2.75%, with maturity at 2018(1)	28	28,287
2.755%, with maturity at 2036(1)	445	459,481
2.793%, with maturity at 2028(1)	3,056	3,259,865
2.892%, with maturity at 2030(1)	600	618,842
3.079%, with maturity at 2030(1)	2,400	2,490,852

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
3.169%, with maturity at 2036(1)	$1,464	$1,502,729
3.179%, with maturity at 2030(1)	1,314	1,395,226
3.232%, with maturity at 2034(1)	3,507	3,763,306
3.258%, with maturity at 2021(1)	687	713,096
3.574%, with maturity at 2021(1)	686	708,478
3.582%, with maturity at 2026(1)	1,014	1,092,530
3.654%, with maturity at 2021(1)	1,073	1,108,641
3.661%, with maturity at 2034(1)	5,442	5,930,389
3.769%, with maturity at 2035(1)	2,108	2,297,213
3.793%, with maturity at 2036(1)	404	425,012
3.962%, with maturity at 2034(1)	3,485	3,797,730
4.039%, with maturity at 2036(1)	3,094	3,371,806
4.042%, with maturity at 2035(1)	1,512	1,647,140
4.105%, with maturity at 2033(1)	1,184	1,297,130
4.316%, with maturity at 2035(1)	2,791	3,057,024
4.455%, with maturity at 2034(1)	984	1,072,307
4.575%, with maturity at 2029(1)	2,469	2,690,089
4.60%, with maturity at 2034(1)	1,445	1,574,967
4.742%, with maturity at 2034(1)	2,983	3,267,029
5.00%, with various maturities to 2019(2)	4,428	4,705,878
6.00%, with various maturities to 2031	3,353	3,684,712
6.322%, with maturity at 2032(1)	466	514,378
6.50%, with various maturities to 2019	146	156,644
7.00%, with various maturities to 2035	10,453	11,868,475
8.00%, with various maturities to 2034	1,475	1,807,170
9.067%, with maturity at 2018(3)	156	170,198
9.50%, with maturity at 2022	304	350,116

		$96,739,743

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$559	$574,617
2.00%, with maturity at 2026(1)	265	277,104
5.00%, with maturity at 2018	1,516	1,599,420
7.00%, with various maturities to 2035	13,812	16,303,300
8.25%, with maturity at 2020	187	214,081
9.00%, with maturity at 2017	168	183,603

		$19,152,125

Total Mortgage Pass-Throughs (identified cost $173,380,045)		$176,952,370

20	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2013

Portfolio of Investments — continued

Collateralized Mortgage Obligations — 15.1%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(4)	$5,189	$880,201
Series 1395, Class F, 1.606%, 10/15/22(5)	59	59,091
Series 2135, Class JZ, 6.00%, 3/15/29	2,459	2,716,778
Series 3030, (Interest Only), Class SL, 5.926%, 9/15/35(4)(6)	8,433	1,300,845
Series 3114, (Interest Only), Class TS, 6.476%, 9/15/30(4)(6)	18,736	3,406,282
Series 3339, (Interest Only), Class JI, 6.416%, 7/15/37(4)(6)	7,060	1,019,323
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(4)	14,473	1,676,385
Series 4109, (Interest Only), Class SA, 6.026%, 9/15/32(4)(6)	6,213	1,348,316
Series 4182, (Interest Only), Class GI, 3.00%, 1/15/43(4)	27,039	3,422,465

		$15,829,686

Federal National Mortgage Association:
Series G93-17, Class FA, 1.17%, 4/25/23(5)	$139	$140,974
Series G93-36, Class ZQ, 6.50%, 12/25/23	626	701,632
Series G97-4, Class FA, 0.974%, 6/17/27(5)	494	500,982
Series 296, (Interest Only), Class 2, 8.00%, 4/1/24(4)	1,714	342,238
Series 1993-203, Class PL, 6.50%, 10/25/23	635	707,778
Series 1993-250, Class Z, 7.00%, 12/25/23	120	124,241
Series 1994-14, Class F, 2.556%, 10/25/23(5)	695	713,659
Series 2001-4, Class GA, 9.551%, 4/17/25(3)	103	117,859
Series 2004-60, (Interest Only), Class SW, 6.88%, 4/25/34(4)(6)	9,266	1,707,519
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(4)	6,574	1,312,332
Series 2006-65, (Interest Only), Class PS, 7.05%, 7/25/36(4)(6)	5,902	1,017,395
Series 2007-99, (Interest Only), Class SD, 6.23%, 10/25/37(4)(6)	9,286	1,365,543
Series 2009-48, Class WA, 5.832%, 7/25/39(3)	1,783	1,997,257
Series 2009-62, Class WA, 5.563%, 8/25/39(3)	2,498	2,791,951
Series 2009-93, (Interest Only), Class SC, 5.98%, 11/25/39(4)(6)	16,201	2,639,183
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(4)	9,551	570,756
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(4)	6,670	1,228,818
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(4)	12,087	978,421

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(4)	$6,620	$1,236,961
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(4)	15,451	1,559,276
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(4)	18,480	2,228,822

		$23,983,597

Government National Mortgage Association:
Series 2000-30, Class F, 0.726%, 12/16/22(5)	$736	$742,815

		$742,815

Total Collateralized Mortgage Obligations (identified cost $41,675,183)		$40,556,098

U.S. Government Agency Obligations — 16.7%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
5.77%, 1/5/27	$3,000	$3,636,786

		$3,636,786

Federal Home Loan Bank:
4.625%, 9/11/20	$1,735	$1,982,961
5.75%, 6/12/26	12,000	14,439,564

		$16,422,525

United States Agency for International Development — Israel:
0.00%, 3/15/21	$20,000	$16,627,640
5.50%, 12/4/23	6,775	8,105,989

		$24,733,629

Total U.S. Government Agency Obligations (identified cost $40,221,734)		$44,792,940

Short-Term Investments — 0.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)	$2,207	$2,206,615

Total Short-Term Investments (identified cost $2,206,615)		$2,206,615

Total Investments — 98.4% (identified cost $257,483,577)		$264,508,023

21	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2013

Portfolio of Investments — continued

Interest Rate Swaptions Written — 0.0%(8)

Description	Counterparty	Expiration Date	Notional Amount	Value

Option for Portfolio to pay 3-Month USD-LIBOR- BBA Rate and receive 3.574%	Citibank NA	1/9/14	$(100,000,000)	$(49,900)

Total Interest Rate Swaptions Written (premium received $1,265,000)				$(49,900)

Other Assets, Less Liabilities — 1.6%				$4,283,886

Net Assets — 100.0%				$268,742,009

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2013.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2013.

(4)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2013.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2013.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2013.

(8)	Amount is less than (0.05)%.

22	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2013

Statement of Assets and Liabilities

Assets	October 31, 2013
Unaffiliated investments, at value (identified cost, $255,276,962)	$262,301,408
Affiliated investment, at value (identified cost, $2,206,615)	2,206,615
Cash	32,736
Restricted cash*	1,823,070
Interest receivable	1,844,793
Interest receivable from affiliated investment	461
Receivable for investments sold	621,894
Receivable for variation margin on open financial futures contracts	21,494
Receivable for open swap contracts	2,173,730
Total assets	$271,026,201

Liabilities
Cash collateral due to broker	$1,600,000
Written swaptions outstanding, at value (premiums received, $1,265,000)	49,900
Payable for open swap contracts	444,880
Payable to affiliate:
Investment adviser fee	119,028
Trustees’ fees	1,155
Accrued expenses	69,229
Total liabilities	$2,284,192
Net Assets applicable to investors’ interest in Portfolio	$268,742,009

Sources of Net Assets
Investors’ capital	$259,767,363
Net unrealized appreciation	8,974,646
Total	$268,742,009

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

23	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2013

Statement of Operations

Investment Income	Year Ended October 31, 2013
Interest	$9,987,877
Interest allocated from affiliated investment	17,088
Expenses allocated from affiliated investment	(1,940)
Total investment income	$10,003,025

Expenses
Investment adviser fee	$1,756,658
Trustees’ fees and expenses	14,547
Custodian fee	176,825
Legal and accounting services	50,889
Miscellaneous	13,754
Total expenses	$2,012,673
Deduct —
Reduction of custodian fee	$1
Total expense reductions	$1

Net expenses	$2,012,672

Net investment income	$7,990,353

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$7,251,546
Investment transactions allocated from affiliated investment	541
Financial futures contracts	3,060,166
Net realized gain	$10,312,253
Change in unrealized appreciation (depreciation) —
Investments	$(24,637,274)
Written swaptions	1,215,100
Financial futures contracts	(894,140)
Swap contracts	1,290,030
Net change in unrealized appreciation (depreciation)	$(23,026,284)

Net realized and unrealized loss	$(12,714,031)

Net decrease in net assets from operations	$(4,723,678)

24	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2013

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$7,990,353	$10,707,119
Net realized gain (loss) from investment transactions and financial futures contracts	10,312,253	(1,977,930)
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts and swap contracts	(23,026,284)	5,981,372
Net increase (decrease) in net assets from operations	$(4,723,678)	$14,710,561
Capital transactions —
Contributions	$81,822,476	$87,470,108
Withdrawals	(212,225,752)	(130,503,370)
Net decrease in net assets from capital transactions	$(130,403,276)	$(43,033,262)

Net decrease in net assets	$(135,126,954)	$(28,322,701)

Net Assets
At beginning of year	$403,868,963	$432,191,664
At end of year	$268,742,009	$403,868,963

25	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2013

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.57%	0.57%	0.56%	0.57%	0.58%
Net investment income	2.28%	2.63%	2.68%	2.87%	3.23%
Portfolio Turnover	12%	15%	6%	26%	34%

Total Return	(1.29)%	3.72%	0.63%	3.65%	7.76%

Net assets, end of year (000’s omitted)	$268,742	$403,869	$432,192	$526,704	$333,865

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

26	See Notes to Financial Statements.

Short-Term U.S. Government Portfolio

October 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Short-Term U.S. Government Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2013, Eaton Vance Short Duration Government Income Fund (formerly, Eaton Vance Low Duration Government Income Fund) and Eaton Vance Multi-Strategy Absolute Return Fund held an interest of 87.1% and 9.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Swaps and options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker-dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

27

Short-Term U.S. Government Portfolio

October 31, 2013

Notes to Financial Statements — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

J  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

K  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO securities can be unusually volatile to changes in interest rates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets and is payable monthly. For the year ended October 31, 2013, the Portfolio’s investment adviser fee amounted to $1,756,658. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

28

Short-Term U.S. Government Portfolio

October 31, 2013

Notes to Financial Statements — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended October 31, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$—	$269,592
U.S. Government and Agency Securities	41,144,474	115,126,339

	$41,144,474	$115,395,931

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$259,922,928

Gross unrealized appreciation	$10,208,089
Gross unrealized depreciation	(5,622,994)

Net unrealized appreciation	$4,585,095

The net unrealized appreciation on swap contracts and written swaptions at October 31, 2013 on a federal income tax basis was $2,943,950.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts, written swaptions and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written swaptions at October 31, 2013 is included in the Portfolio of Investments.

A summary of obligations under these financial instruments at October 31, 2013 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

12/13	150 U.S. 10-Year Treasury Note	Short	$(18,660,937)	$(19,103,906)	$(442,969)
12/13	250 U.S. 5-Year Treasury Note	Short	(29,871,094)	(30,421,875)	(550,781)

					$(993,750)

29

Short-Term U.S. Government Portfolio

October 31, 2013

Notes to Financial Statements — continued

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	$10,000	Pays	3-month USD-LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$(444,880)
Deutsche Bank AG	10,000	Receives	3-month USD-LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	2,173,730

						$1,728,850

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

Written swaptions activity for the year ended October 31, 2013 was as follows:

	Notional Amount	Premiums Received

Outstanding, beginning of year	$—	$—
Swaptions written	100,000,000	1,265,000

Outstanding, end of year	$100,000,000	$1,265,000

At October 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The Portfolio enters into swap contracts and over-the-counter written swaptions that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $494,780. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $223,070 at October 31, 2013.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written swaptions as the Portfolio, not the counterparty, is obligated to perform under such derivatives. At October 31, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $2,173,730, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $2,173,730. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At October 31, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $445,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. The portion of such collateral representing cash of $1,600,000 is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at October 31, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to broker would have been considered as Level 2 in the fair value hierarchy (see Note 7) at October 31, 2013.

30

Short-Term U.S. Government Portfolio

October 31, 2013

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at October 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Written swaptions	$—		$(49,900	)(1)
Futures contracts	—		(993,750	)(2)
Swap contracts	2,173,730	(3)	(444,880	)(4)

Total	$2,173,730		$(1,488,530)

(1)	Statement of Assets and Liabilities location: Written swaptions outstanding, at value.

(2)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(3)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

(4)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended October 31, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written swaptions	$—	$1,215,100
Futures contracts	$3,060,166	$(894,140)
Swap contracts	$—	$1,290,030

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written swaptions, Financial futures contracts and Swap contracts, respectively.

The average notional amounts of futures contracts and swap contracts outstanding during the year ended October 31, 2013, which are indicative of the volume of these derivative types, were approximately $68,115,000 and $20,000,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2013.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

31

Short-Term U.S. Government Portfolio

October 31, 2013

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$176,952,370	$—	$176,952,370
Collateralized Mortgage Obligations	—	40,556,098	—	40,556,098
U.S. Government Agency Obligations	—	44,792,940	—	44,792,940
Short-Term Investments	—	2,206,615	—	2,206,615

Total Investments	$—	$264,508,023	$—	$264,508,023

Swap Contracts	$—	$2,173,730	$—	$2,173,730

Total	$—	$266,681,753	$—	$266,681,753

Liability Description

Interest Rate Swaptions Written	$—	$(49,900)	$—	$(49,900)
Futures Contracts	(993,750)	—	—	(993,750)
Swap Contracts	—	(444,880)	—	(444,880)

Total	$(993,750)	$(494,780)	$—	$(1,488,530)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

32

Short-Term U.S. Government Portfolio

October 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Short-Term U.S. Government Portfolio:

We have audited the accompanying statement of assets and liabilities of Short-Term U.S. Government Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures include confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Short-Term U.S. Government Portfolio as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2013

33

Eaton Vance

Short Duration Government Income Fund

October 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust), CMBS Portfolio (CMBSP), Floating Rate Portfolio (FRP), Government Obligations Portfolio (GOP), Short Duration High Income Portfolio (SDHIP) and Short-Term U.S. Government Portfolio (STUSGP) (collectively, the Portfolios) are responsible for the overall management and supervision of the Trust’s and Portfolios’ affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolios’ placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 190 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Of the Trust, FRP, GOP and STUSGP since 2007 and of CMBSP and SDHIP since 2012

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 190 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolios.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Of the Trust, FRP, GOP and STUSGP since 2011 and of CMBSP and SDHIP since 2012

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Of the Trust, FRP, GOP and STUSGP since 2005 and of CMBSP and SDHIP since 2012	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Of the Trust, FRP, GOP and STUSGP since 2007 and of CMBSP and SDHIP since 2012

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

34

Eaton Vance

Short Duration Government Income Fund

October 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Trustee	Of the Trust, FRP, GOP and STUSGP since 2003 and of CMBSP and SDHIP since 2012

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Of the Trust, FRP, GOP and STUSGP since 2003 and of CMBSP and SDHIP since 2012

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Of the Trust, FRP, GOP and STUSGP since 2008 and of CMBSP and SDHIP since 2012

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust and GOP since 1998, of FRP since 2000, of STUSGP since 2002 and of CMBSP and SDHIP since 2012

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Of the Trust, FRP, GOP and STUSGP since 2011 and of CMBSP and SDHIP since 2012

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee of the Trust, FRP, GOP and STUSGP since 2005 and of CMBSP and SDHIP since 2012

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

35

Eaton Vance

Short Duration Government Income Fund

October 31, 2013

Management and Organization — continued

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolios	Length of Service	Principal Occupation(s) During Past Five Years
Payson F. Swaffield(2) 1956	President of the Trust and Vice President of each Portfolio	President of the Trust since 2013 and Vice President of FRP, GOP and STUSGP since 2011 and of CMBSP and SDHIP since 2012	Vice President and Chief Income Investment Officer of EVM and BMR.

Thomas H. Luster 1962	President of CMBSP	Since 2012	Vice President of EVM and BMR.

Scott H. Page 1959	President of FRP	Since 2007	Vice President of EVM and BMR.

Susan Schiff 1961	President of GOP and STUSGP	Since 2012	Vice President of EVM and BMR.

Michael W. Weilheimer 1961	President of SDHIP	Since 2012	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President of the Trust, FRP, GOP and STUSGP since 2011 and of CMBSP and SDHIP since 2012; Secretary of the Trust, FRP, GOP and STUSGP since 2007 and of CMBSP and SDHIP since 2012; and Chief Legal Officer of the Trust, FRP, GOP and STUSGP since 2008 and of CMBSP and SDHIP since 2012	Vice President of EVM and BMR.

James F. Kirchner(3) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Of the Trust, FRP, GOP and STUSGP since 2004 and of CMBSP and SDHIP since 2012	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Prior to October 1, 2013, Mr. Swaffield was Vice President of the Trust since 2011.
(3)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust and of FRP, GOP and STUSGP since 2007 and of CMBSP and SDHIP since 2012.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser of Short-Term U.S. Government Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Short Duration Government Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1560-12/13	LDSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2012 and October 31, 2013 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/12	10/31/13
Audit Fees	$23,110	$25,610
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,020	$12,120
All Other Fees(3)	$0	$0

Total	$35,130	$37,730

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f)	Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2012 and October 31, 2013; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/12	10/31/13
Registrant	$12,020	$12,120
Eaton Vance(1)	$566,619	$526,385

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term U.S. Government Portfolio

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	December 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 13, 2013

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	December 13, 2013